UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Equity Income Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2018 (Unaudited)

Description	Shares		Value($)
Common Stocks - 98.7%
Automobiles & Components - .7%
Ford Motor	522,750		4,955,670
Banks - 5.6%
Bank of America	354,100		10,952,313
Citizens Financial Group	27,800		1,144,248
Cullen/FrostBankers	11,250		1,247,513
East West Bancorp	21,750		1,378,733
JPMorgan Chase & Co.	183,555		21,031,732
New York Community Bancorp	27,050		291,329
Regions Financial	193,700		3,769,402
WellsFargo&Co.	10,500		614,040
			40,429,310
Capital Goods - 4.5%
Boeing	48,000		16,453,920
Fastenal	134,300		7,837,748
GeneralElectric	29,000		375,260
PACCAR	106,100		7,259,362
			31,926,290
Commercial & Professional Services - 1.2%
PitneyBowes	1,216,965		8,835,166
Consumer Durables & Apparel - .4%
Garmin	9,350		637,109
TupperwareBrands	68,000		2,211,360
			2,848,469
Consumer Services - 2.9%
H&RBlock	656,500		17,764,890
LasVegasSands	52,100		3,408,382
			21,173,272
Diversified Financials - 1.9%
Ares Capital	72,663		1,268,696
Dun&Bradstreet	12,700		1,815,084
FederatedInvestors,Cl.B	20,000		463,200
GoldmanSachsGroup	11,800		2,806,158
Lazard	43,000		2,070,020
MFAFinancial	310,550	[a]	2,378,813
Morgan Stanley	65,650		3,205,689
			14,007,660
Energy - 8.8%
Chevron	152,900		18,112,534
ExxonMobil	164,210		13,164,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 98.7% (continued)
Energy - 8.8% (continued)
HollyFrontier	61,000		4,545,720
Occidental Petroleum	55,200		4,408,824
ONEOK	83,250		5,487,007
PBF Energy, Cl. A	263,400		13,675,728
Phillips66	12,900		1,528,779
ValeroEnergy	17,650		2,080,582
			63,003,890
Food & Staples Retailing - .5%
Wal-MartStores	35,590		3,411,657
Food, Beverage & Tobacco - 4.9%
AltriaGroup	346,170		20,257,868
Coca-Cola	50,800		2,264,156
ConagraBrands	15,000		551,250
J.M. Smucker	30,900	[b]	3,194,442
Philip Morris International	112,390		8,754,057
			35,021,773
Household & Personal Products - 2.1%
Kimberly-Clark	94,450		10,912,753
Procter&Gamble	46,300		3,840,585
			14,753,338
Insurance - 4.1%
MetLife	137,700		6,319,053
OldRepublicInternational	468,850		10,399,093
PrincipalFinancialGroup	159,400		8,797,286
Prudential Financial	11,105		1,091,066
UnumGroup	78,000		2,876,640
			29,483,138
Materials - 3.5%
Huntsman	169,100		5,155,859
LyondellBasellIndustriesNV	179,100		20,198,898
			25,354,757
Media - 2.2%
Interpublic Group of Companies	481,100		11,233,685
OmnicomGroup	61,100	[b]	4,235,452
			15,469,137
Pharmaceuticals Biotechnology & Life Sciences - 13.9%
AbbVie	155,930		14,966,161
Bristol-Myers Squibb	237,100		14,356,405
GileadSciences	173,500		13,139,155
Johnson&Johnson	73,700		9,926,653
Merck & Co.	347,710		23,849,429
Pfizer	566,807		23,533,827
			99,771,630

Description	Shares		Value($)
Common Stocks - 98.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
Amgen	45,200		9,031,412
Real Estate - 2.1%
BrixmorPropertyGroup	45,650	[a]	831,743
Camden Property Trust	15,850	[a]	1,506,701
CoreCivic	230,900	[a]	5,978,001
DDR	15,375	[a,b]	215,096
Hospitality Properties Trust	22,440	[a]	650,536
HostHotels&Resorts	75,400	[a]	1,623,362
Lamar Advertising, Cl. A	9,600	[a]	739,680
LibertyPropertyTrust	33,950	[a]	1,485,312
PublicStorage	6,150	[a]	1,307,367
RetailValue	1,966	[a,c]	70,226
Tanger Factory Outlet Centers	26,450	[a,b]	636,387
			15,044,411
Retailing - 3.1%
Amazon.com	10,900	[c]	21,938,539
BestBuy	8,100		644,436
			22,582,975
Semiconductors & Semiconductor Equipment - 2.5%
Cypress Semiconductor	34,900		600,629
Intel	339,345		16,434,478
KLA-Tencor	5,250		610,103
			17,645,210
Software & Services - 11.8%
Alphabet, Cl. A	7,700	[c]	9,484,860
Alphabet, Cl. C	7,700	[c]	9,380,063
Facebook, Cl. A	59,300	[c]	10,420,789
International Business Machines	87,140		12,764,267
Microsoft	221,385		24,868,177
Paychex	69,200		5,068,900
WesternUnion	657,250	[b]	12,435,170
			84,422,226
Technology Hardware & Equipment - 10.1%
Apple	130,170		29,630,597
Cisco Systems	166,250		7,941,762
HP	507,000		12,497,550
SeagateTechnology	406,750	[b]	21,777,395
Western Digital	4,500		284,580
			72,131,884
Telecommunication Services - 4.5%
AT&T	546,460		17,453,932
CenturyLink	339,550		7,252,788
VerizonCommunications	140,070		7,615,606
			32,322,326

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value($)
Common Stocks - 98.7% (continued)
Transportation - .6%
NorfolkSouthern		20,600		3,581,104
United Parcel Service, Cl. B		3,620		444,826
				4,025,930
Utilities - 5.5%
AES		752,700		10,131,342
CenterPoint Energy		62,000		1,722,980
CMS Energy		14,900		733,676
Exelon		28,300		1,236,993
FirstEnergy		473,800		17,710,644
MDU Resources Group		36,300		1,012,407
National Fuel Gas		17,700	[b]	982,881
OGEEnergy		33,500		1,233,805
PPL		151,100		4,493,714
				39,258,442
Total Common Stocks (cost$620,322,166)				706,909,973

Limited Partnerships - .0%
Real Estate - .0%
Brookfield Property Partners
(cost$165,026)		7,896		157,762
	7-Day
	Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost$1,207,793)	1.91	1,207,793	[d]	1,207,793

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Money Market Fund,
InstitutionalShares
(cost$140,140)	1.88	140,140	[d]	140,140
Total Investments (cost$621,835,125)		98.9%		708,415,668
Cash and Receivables (Net)		1.1%		8,161,156
Net Assets		100.0%		716,576,824

[a]	Investment in real estate investment trust.
[b]

Security, or portion thereof, on loan. At August 31, 2018, the value of the fund’s securities on loan was $31,545,053 and the value of the collateral held by the fund was $31,977,747, consisting of cash collateral of $140,140 and U.S. Government & Agency securities valued at $31,837,607.

[c]	Non-income producing security.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

		Level2-Other	Level3-Significant
	Level1-Unadjusted	SignificantObservable	Unobservable
	QuotedPrices	Inputs	Inputs	Total
Assets ($)
InvestmentsinSecurities:
EquitySecurities-
DomesticCommon
Stocks†	706,909,973	-	-	706,909,973
LimitedPartnership†	157,762	-	-	157,762
RegisteredInvestment
Companies	1,347,933	-	-	1,347,933

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2018, accumulated net unrealized appreciation on investments was $86,580,543, consisting of $101,733,671 gross unrealized appreciation and $15,153,128 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)